Significant accounting estimates and judgments	12 Months Ended
Dec. 31, 2025
Significant Accounting Estimates And Judgments
Significant accounting estimates and judgments

6	Significant accounting estimates and judgments

The preparation of the financial statements requires Management to disclose judgments (except for those that involve estimates) that have a significant impact on the amounts recognized based on experience and other factors deemed as relevant, which affect the amounts of assets and liabilities and present results that may differ from the actual results.

The Company establishes estimates and assumptions concerning the future, which are reviewed on a timely basis. Such accounting estimates, by definition, may differ from the actual results. The effects arising from the reviews of the accounting estimates are recognized in the period in which the estimates are reviewed.

The areas that require a higher level of judgment and greater complexity are disclosed below. The assumptions and estimates for each of these areas, when applicable, are presented in the related notes:

Area	Reference
Unbilled revenue	Note 10
Allowance for doubtful accounts	Note 10 (c)
Contract assets, intangible assets and financial assets arising from concession contracts	Note 13
Assessment of the recoverable amount of non-financial assets (impairment)	Note 13, 14 and 16
Derivative financial instruments	Note 19
Deferred income tax and social contribution	Note 22
Provisions	Note 23
Pension obligations – Pension plans	Note 25